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                                                 Filed pursuant to Rule 497(e)
                                                 Registration No. 33-96132

                         THE WATERHOUSE INVESTORS
                      DOW JONES INDUSTRIAL AVERAGESM
                                INDEX FUND

                             TABLE OF CONTENTS


     A PROFILE OF THE FUND ................................................2
     Investment Objective of the Fund......................................2
     Who May Want to Invest ...............................................2
     Risks.................................................................2
     Buying and Selling Shares ............................................2
     Expenses..............................................................4

     THE FUND IN DETAIL ...................................................5
     Investment Objective .................................................5
     Investment Policies and Restrictions..................................5
     Risks.................................................................8
     Additional Investment Policies........................................8

     OPERATING EXPENSES AND FEES .........................................12
     Management and Related Expenses .....................................12
     Administration.......................................................12
     Distribution.........................................................13
     Shareholder Servicing ...............................................13
     Transfer Agent and Custodian ........................................13
     Other Expenses ......................................................14

     HOW TO BUY AND SELL SHARES ..........................................14
     How to Buy Shares ...................................................15
     How to Sell Shares ..................................................16
     Telephone Transactions ..............................................16
     Brokerage Account Requirements ......................................17
     Shareholder Inquiries ...............................................17

     OTHER INFORMATION ...................................................17
     Pricing Your Shares..................................................17
     Dividends............................................................18
     Performance..........................................................18
     General Information About the Fund ..................................18
     Statements and Reports to Shareholders ..............................19
     Taxes................................................................19

     APPENDIX A: Historical Performance of the
     Dow Jones Industrial Average SM......................................21

                        WATERHOUSE SECURITIES, INC.
                   Member New York Stock Exchange * SIPC
                           National Headquarters
                100 Wall Street * New York, New York 10005
                             CUSTOMER SERVICE
                              (800) 934-4410

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          JOHNSON & JOHNSON                  INTERNATIONAL PAPER CO.
        WAL-MART STORES INC.                   GENERAL ELECTRIC CO.
       PHILIP MORRIS COS. INC.                  EASTMAN KODAK CO.
        GENERAL MOTORS CORP.                     HEWLETT-PACKARD
          CATERPILLAR INC.                  UNITED TECHNOLOGIES CORP.
       ALUMINUM CO. OF AMERICA                  ALLIED SIGNAL INC.

                              The Waterhouse
                                 Investors
                                 Dow Jones
                           Industrial Average SM
                                Index Fund

                                PROSPECTUS

       J.P. MORGAN & CO., INC.                 UNION CARBIDE CORP.
                   MINNESOTA MINING & MANUFACTURING CO.
                   INTERNATIONAL BUSINESS MACHINES CORP.

                             [WATERHOUSE LOGO]

             EXXON CORP.                          CHEVRON CORP.
           THE BOEING CO.                           AT&T CORP.
      THE PROCTER & GAMBLE CO.                  MERCK & CO., INC.
         THE WALT DISNEY CO.                   SEARS, ROEBUCK & CO.
        AMERICAN EXPRESS CO.                     MCDONALD'S CORP.
    THE GOODYEAR TIRE & RUBBER CO.                  AT&T CORP.
                    E.I. DU PONT DE NEMOURS AND COMPANY
        TRAVELERS GROUP INC.                  THE COCA-COLA COMPANY


                              MARCH 16, 1998